Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 68,419	$ 62,728
Work-in-process	2,300	2,389
Raw materials	53,337	52,404
Total Inventory	$ 124,056	$ 117,521